Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Accounts receivable non-trade	$ 19,868	$ 13,032
Accumulated depreciation	$ 1,476,563	$ 1,494,038
Convertible Preferred Stock
Convertible Preferred Units, issued	0	12,500,000.0
Convertible Preferred Units, outstanding	0	12,500,000.0
Common Units
Limited partners - units issued	410,000,000	147,500,000
Limited partners - units outstanding	410,000,000	147,500,000
Preferred Units
Limited partners - units issued	11,000,000	11,000,000
Limited partners - units outstanding	11,000,000	11,000,000